Intangible assets and goodwill - Key assumptions and sensitivity analysis (Details)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Minimum
Key assumptions used in value in use calculations:
Cash flow projections period	5 years
Maximum
Key assumptions used in value in use calculations:
Cash flow projections period	7 years
Cash-generating units
Key assumptions used in value in use calculations:
Discount rate		18.00%
Terminal Value growth rate	4.50%
Cash flow projections period	5 years	5 years
Cash-generating units | Minimum
Key assumptions used in value in use calculations:
Discount rate	20.14%
Terminal Value growth rate		5.00%
EBITDA margin over next 5 years	(66.30%)	8.70%
Cash-generating units | Maximum
Key assumptions used in value in use calculations:
Discount rate	20.29%
EBITDA margin over next 5 years	35.00%	46.70%
Cash flow projections period	7 years